Sales and Operating Revenue Attributed to Countries Based on Location of Customers and Long-Lived Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	¥ 6,493,212	¥ 7,181,273	¥ 7,213,998
Property, plant and equipment, net	930,998	924,868
Japan
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Domestic	2,104,669	2,152,552	2,099,297
Property, plant and equipment, net, Domestic	699,647	684,031
UNITED STATES
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Foreign	1,211,849	1,443,693	1,595,016
Property, plant and equipment, net, Foreign	82,914	95,157
Europe
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Foreign	1,268,258	1,539,432	1,644,698
Property, plant and equipment, net, Foreign	55,192	39,602
CHINA
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Foreign	495,101	562,048	485,512
Property, plant and equipment, net, Foreign	39,388	39,936
Asia Pacific
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Foreign	636,489	726,364	708,061
Property, plant and equipment, net, Foreign	37,060	46,894
Other Areas
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Foreign	776,846	757,184	681,414
Property, plant and equipment, net, Foreign	¥ 16,797	¥ 19,248